January 7, 2020

Via EDGAR Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                           Pacific Funds Series Trust

(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), is the exhibit in the eXtensible Business Reporting Language (“XBRL”) format that reflects the risk/return summary information included in the prospectus supplement filed pursuant to Rule 497 on December 23, 2019 (accession number 0001104659-19-075511) to the Pacific Funds Prospectus dated August 1, 2019 for Class S and Class P Shares, as supplemented. Such supplements are incorporated by reference into this Rule 497 document.

If you have any questions or comments, please contact the undersigned at (949) 219-3202 or by e-mail at Audrey.Cheng@PacificLife.com.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

Assistant Vice President

cc:                              Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase